Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or Loss [Abstract]
NET REVENUE	$ 77,182,547	$ 72,918,123	$ 72,613,910
Cost of sales	(65,594,321)	(64,950,972)	(61,070,237)
GROSS PROFIT	11,588,226	7,967,151	11,543,673
Selling expenses	(4,827,284)	(4,594,334)	(4,681,689)
General and administrative expenses	(2,278,392)	(2,315,074)	(2,290,031)
Other income	84,525	148,625	311,057
Other expenses	(189,254)	(122,228)	(99,619)
NET OPERATING EXPENSES	(7,210,405)	(6,883,011)	(6,760,282)
OPERATING PROFIT	4,377,821	1,084,140	4,783,391
Finance income	719,370	584,216	808,612
Finance expense	(2,389,133)	(1,937,621)	(2,050,310)
NET FINANCE EXPENSE	(1,669,763)	(1,353,405)	(1,241,698)
Share of profit of equity-accounted investees, net of tax	2,945	9,537	11,800
PROFIT (LOSS) BEFORE TAXES	2,711,003	(259,728)	3,553,493
Current income taxes	(870,474)	(69,460)	(515,264)
Deferred income taxes	127,081	197,453	105,308
TOTAL INCOME TAXES	(743,393)	127,993	(409,956)
NET INCOME (LOSS)	1,967,610	(131,735)	3,143,537
ATTRIBUTABLE TO:
Company shareholders	1,766,870	(198,869)	2,997,488
Non-controlling interest	200,740	67,134	146,049
NET INCOME (LOSS)	$ 1,967,610	$ (131,735)	$ 3,143,537
Basic earnings (loss) per share - common shares (in Dollars per share)	$ 0.8	$ (0.09)	$ 1.34
Diluted earnings (loss) per share – common shares (in Dollars per share)	$ 0.8	$ (0.09)	$ 1.34